Summary of accounting policies	6 Months Ended
Sep. 30, 2015
Summary of accounting policies
Summary of accounting policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.

The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles (“U.S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2015 as filed on June 25, 2015.

New accounting pronouncements recently adopted—

No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2015.

The following new accounting pronouncements relevant to Nomura were adopted during the three months ended June 30, 2015:

Repurchase agreements and similar transactions

In June 2014, the FASB issued amendments to ASC 860 “Transfers and Servicing” (“ASC 860”) through issuance of Accounting Standards Updates (“ASU”) 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”). These amendments change the accounting for repurchase-to-maturity transactions which are repurchase agreements where the maturity of the financial assets transferred as collateral matches the maturity of the repurchase agreement. Under ASU 2014-11, all repurchase-to-maturity transactions are now accounted for as secured borrowing transactions in the same way as most other repurchase agreements rather than as a sale of the transferred financial assets and a separate forward commitment to repurchase the financial assets. The amendments also change the accounting for repurchase financing arrangements which are transactions involving the transfer of financial assets to a counterparty executed contemporaneously with a reverse repurchase agreement with the same counterparty. Under ASU 2014-11, all repurchase financings are now accounted for separately, which result in secured lending accounting for the reverse repurchase agreement.

ASU 2014-11 also amends ASC 860 by introducing new disclosure requirements regarding the remaining contractual maturity of repurchase agreements and securities lending transactions accounted for as secured borrowings and nature of underlying financial assets transferred, as well as new disclosure requirements regarding certain other transactions which involve the transfer of financial assets accounted for as sales and where Nomura, as transferor, retains substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction through an agreement entered into in contemplation of the original transfer.

The amendments to the accounting treatment of repurchase-to-maturity transactions and repurchase financing arrangements are effective for interim or annual periods beginning after December 15, 2014 with early adoption prohibited. As of adoption date, the accounting for all outstanding repurchase-to-maturity transactions and repurchase financing arrangements is adjusted by means of a cumulative-effect adjustment to the balance sheet and retained earnings.

Nomura adopted these accounting amendments from January 1, 2015 and these amendments have not had a material impact on these consolidated financial statements.

The new disclosure requirements regarding transfers of financial assets which are accounted for as sales and where the transferor retains substantially all of the exposure of the transferred financial assets are effective for interim or annual periods beginning after December 15, 2014.

Nomura adopted these disclosure requirements from January 1, 2015. Because these amendments only enhance disclosures around the nature of these transactions rather than change the accounting treatment, they have not had a material impact on these consolidated financial statements.

The new disclosure requirements regarding the remaining contractual maturity of repurchase agreements and securities lending transactions accounted for as secured borrowings and nature of underlying financial assets transferred, are effective for annual periods beginning after December 15, 2014 and interim periods beginning after March 15, 2015.

The new disclosure requirements regarding the remaining contractual maturity of repurchase agreements and securities lending transactions accounted for as secured borrowings and nature of underlying financial assets transferred, are effective for annual periods beginning after December 15, 2014 and interim periods beginning after March 15, 2015.

See Note 3 “Derivative instruments and hedging activities” and Note 4 “Collateralized transactions” where these new disclosures have been provided.

Foreclosed mortgage loans

In January 2014, the FASB issued amendments to ASC 310-40 “Receivables—Troubled Debt Restructurings by Creditors” (“ASC 310-40”) through issuance of ASU 2014-04 “Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure” (“ASU 2014-04”). ASU 2014-04 expands ASC 310-40 to provide guidance on when an in substance repossession or foreclosure occurs, when a creditor is considered to have received physical possession of a residential real estate property collateralizing a consumer mortgage loan and introduces new disclosure requirements regarding foreclosed residential real estate property held by the creditor and consumer mortgage loans currently in foreclosure proceedings.

ASU 2014-04 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014 with early adoption permitted.

Nomura adopted ASU 2014-04 from April 1, 2015 and these amendments have not had a material impact on these consolidated financial statements.

Foreclosed government-guaranteed mortgage loans

In August 2014, the FASB issued amendments to ASC 310-40 through issuance of ASU 2014-14 “Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure” (“ASU 2014-14”). ASU 2014-14 expands ASC 310-40 to provide guidance on when a creditor should recognize a separate receivable instead of real estate upon foreclosure of a government-guaranteed mortgage loan.

ASU 2014-14 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014 with early adoption permitted and may be adopted using either a modified retrospective approach or prospectively.

Nomura adopted ASU 2014-14 from April 1, 2015 and these amendments have not had a material impact on these consolidated financial statements.

Reporting discontinued operations

In April 2014, the FASB issued amendments to ASC 205 “Presentation of Financial Statements” and ASC 360 “Property, Plant and Equipment” (“ASC 360”) through issuance of ASU 2014-08 “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” (“ASU 2014-08”). ASU 2014-08 changes the criteria for discontinued operations reporting with the intention of less disposals qualifying and also introduces new presentation and disclosure requirements.

ASU 2014-08 is effective prospectively for all disposals or expected disposals classified as held for sale that occur within annual periods beginning on or after December 15, 2014 and interim periods within those years. Early adoption is permitted, but only for disposals or expected disposals classified as held for sale that have not been reported in financial statements previously issued or available for issue.

Nomura adopted ASU 2014-08 from April 1, 2015 and these amendments have not had a material impact on these consolidated financial statements.

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Revenue recognition

In May 2014, the FASB issued ASC 606 “Revenue from Contracts with Customers” (“ASC 606”) as well as amendments to other pronouncements, including ASC 350 “Intangibles—Goodwill and Other”, ASC 360, and ASC 605-35 “Revenue Recognition—Construction-Type and Production-Type Contracts” through issuance of ASU 2014-09 “Revenue from Contracts with Customers” (“ASU 2014-09”). ASU 2014-09 replaces existing revenue recognition guidance in ASC 605 “Revenue Recognition” and certain other industry-specific revenue recognition guidance, and specifies the accounting for certain costs to obtain or fulfill a contract with a customer and provides recognition and measurement guidance in relation to sales of non-financial assets. The core principle of ASU 2014-09 is to account for the transfer of goods or services to customers at an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. It provides guidance on how to achieve this core principle, including how to identify contracts with customers and separate performance obligations in the contract, how to determine and allocate the transaction price to such performance obligations and how to recognize revenue when a performance obligation has been satisfied.

In August 2015, the FASB issued further amendments to ASC 606 through issuance of ASU 2015-14 “Deferral of the Effective Date” (“ASU 2015-14”). ASU 2015-14 defers the effective date of the guidance in ASU 2014-09 for all entities by one year. As a result of the deferral, ASU 2014-09 is now effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted only for annual periods, and interim periods within those annual periods, beginning after December 15, 2016.

Nomura currently plans to adopt ASU 2014-09 from April 1, 2018 and is currently evaluating the potential impact these amendments may have on these consolidated financial statements.

Stock compensation

In June 2014, the FASB issued amendments to ASC 718 “Compensation—Stock Compensation” (“ASC 718”) through issuance of ASU 2014-12 “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period” (“ASU 2014-12”). ASU 2014-12 requires a performance target that affects vesting and that could be achieved after the requisite service period be accounted for as a performance condition based on the existing guidance in ASC 718 rather than as a nonvesting condition that affects the grant-date fair value of the award.

ASU 2014-12 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted. ASU 2014-12 may be applied either by prospectively or retrospectively.

Nomura currently plans to adopt ASU 2014-12 from April 1, 2016 and does not expect these amendments to have a material impact on these consolidated financial statements.

Collateralized financing entities

In August 2014, the FASB issued amendments to ASC 810 “Consolidation” (“ASC 810”) through issuance of ASU 2014-13 “Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity” (“ASU 2014-13”) which provides an alternative to ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) for measuring the fair value of financial assets and the financial liabilities of a consolidated variable interest entity which meet the definition of a collateralized financing entity.

When the measurement alternative of ASU 2014-13 is elected, both the financial assets and financial liabilities of a consolidated collateralized financing entity are measured using whichever fair value measurement is more observable, in order to eliminate differences that may arise when the fair value of financial assets and financial liabilities is determined separately.

ASU 2014-13 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted at the beginning of an annual period.

Nomura will adopt ASU 2014-13 from April 1, 2016 and is currently evaluating the potential impact these amendments may have on these consolidated financial statements.

Consolidation

In February 2015, the FASB issued amendments to ASC 810 through issuance of ASU 2015-02 “Amendments to the Consolidation Analysis” (“ASU 2015-02”) which aims to simplify the existing complex guidance within ASC 810 for determining whether certain legal entities such as limited partnerships and similar entities should be consolidated. In particular, ASU 2015-02:

•

Rescinds the indefinite deferral of FASB Statement No. 167 “Amendments to FASB Interpretation No. 46(R)” introduced by ASU 2010-10 “Amendments for Certain Investment Funds” applied to certain investment companies, money market funds, qualifying real estate funds and similar entities;

•	Provides an exception from consolidation for certain registered money market funds and similar entities;

•	Modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities under ASC 810;

•	Modifies how fee arrangements and related party relationships should be considered in determining whether a variable interest entity should be consolidated; and

•

Introduces new disclosure requirements regarding financial support arrangements with certain registered money market funds and similar entities to which the exception from consolidation has been applied.

ASU 2015-02 is effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted, including adoption in an interim period.

Nomura currently plans to adopt ASU 2015-02 from April 1, 2016 and is currently evaluating the potential impact these amendments may have on these consolidated financial statements.

Presentation of debt issuance costs

In April 2015, the FASB issued amendments to ASC 835-30 “Interest—Imputation of Interest” (“ASC 835-30”) through issuance of ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (“ASU 2015-03”). ASU 2015-03 requires that debt issuance costs related to a recognized debt liability, which are currently presented as a separate asset under ASC 835-30, be presented as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.

In August 2015, the FASB issued further amendments to ASC 835-30 through issuance of ASU 2015-15 “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements” (“ASU 2015-15”). ASU 2015-15 clarifies the SEC staff’s position on presentation and measurement of debt issuance costs associated with line-of-credit arrangements, which is to permit an entity to defer and present these costs as assets and subsequently amortize them ratably over the term of the line-of-credit arrangement.

ASU 2015-03 and ASU 2015-15 are effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted.

Nomura currently plans to adopt ASU 2015-03 and ASU 2015-15 from April 1, 2016 and does not expect these amendments to have a material impact on these consolidated financial statements.

Customers’ accounting for fees paid in a cloud computing arrangement

In April 2015, the FASB issued amendments to ASC 350-40 “Intangibles—Goodwill and Other—Internal-Use Software” through issuance of ASU 2015-05 “Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement” (“ASU 2015-05”). ASU 2015-05 provides guidance on determining whether cloud computing arrangements, namely where software, platforms, infrastructure or similar hosting arrangements are provided by a third party, contain a software license that should be accounted for in the same way as the acquisition of other software licenses.

ASU 2015-05 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted.

Nomura currently plans to adopt ASU 2015-05 from April 1, 2016 and does not expect these amendments to have a material impact on these consolidated financial statements.

Disclosures for investments in certain entities that calculate net asset value per share (or its equivalent)

In May 2015, the FASB issued amendments to ASC 820 through issuance of ASU 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). ASU 2015-07 removes the requirement to report the fair value of investments for which fair value is estimated using net asset value as a practical expedient within the fair value hierarchy and also revises certain other disclosure requirements for these types of investment.

ASU 2015-07 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted.

Nomura currently plans to adopt ASU 2015-07 from April 1, 2016. Because these amendments only remove certain disclosure requirements around investments which are measured at fair value using net asset value as a practical expedient, rather than change when such practical expedient can be used, Nomura does not expect these amendments to have a material impact on these consolidated financial statements.

Simplification of the accounting for measurement-period adjustments

In September 2015, the FASB issued amendments to ASC 805 “Business Combinations” through issuance of ASU 2015-16 “Simplifying the Accounting for Measurement-Period Adjustments” (“ASU 2015-16”). ASU 2015-16 eliminates the requirement to retrospectively account for the adjustments made to provisional amounts recognized in a business combination.

ASU 2015-16 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015 with early adoption permitted.

Nomura currently plans to adopt ASU 2015-16 from April 1, 2016. Because these amendments will only affect future business combinations which occur on or after the adoption date, Nomura does not expect these amendments to have a material impact on these consolidated financial statements.